Loans, Impaired Loans, and Allowance for Credit Losses (Narrative) (Details) $ in Millions, $ in Millions	Mar. 26, 2025 USD ($)	Apr. 30, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale		$ 171	$ 126
Residential mortgages [Member] | Sale of loans [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from sale of loans	$ 8,600
Gain (loss) on sale of loans	$ (564)